Consolidated statement of changes in equity - EUR (€) € in Millions	Equity attributable to the owners	Share capital	Additional paid-in capital [1]	Treasury shares	Accumulated comprehensive losses [2]	Non-controlling interests	Total
Beginning balance at Mar. 31, 2023	€ 63,399	€ 4,797	€ 149,145	€ (7,719)	€ (82,824)	€ 1,084	€ 64,483
Issue or reissue of shares	1		1	72	(72)		1
Share-based payments	65		65			4	69
Transactions with non-controlling interests in subsidiaries	(8)				(8)	(3)	(11)
Share of equity-accounted entities' changes in equity	(164)				(164)		(164)
Comprehensive (expense)/income	(1,626)				(1,626)	191	(1,435)	[3]
Dividends	(1,215)				(1,215)	(166)	(1,381)
Ending balance at Sep. 30, 2023	60,452	4,797	149,211	(7,647)	(85,909)	1,110	61,562
Beginning balance at Mar. 31, 2024	59,966	4,797	149,253	(7,645)	(86,439)	1,032	60,998	[4]
Issue or reissue of shares	2	1		76	(75)		2
Share-based payments	50		50			3	53
Transactions with non-controlling interests in subsidiaries	(32)				(32)	(7)	(39)
Comprehensive (expense)/income	1,869				1,869	70	1,939
Dividends	(1,212)				(1,212)	(155)	(1,367)
Purchase of treasury shares	(1,000)			(1,000)			(1,000)
Cancellation of shares		(120)	120	799	(799)
Ending balance at Sep. 30, 2024	€ 59,643	€ 4,678	€ 149,423	€ (7,770)	€ (86,688)	€ 943	€ 60,586

[1]	Includes share premium, capital reserve, capital redemption reserve, merger reserve and share-based payment reserve. The merger reserve was derived from acquisitions made prior to 31 March 2004 and subsequently allocated to additional paid-in capital on adoption of IFRS.
[2]	Includes accumulated losses and accumulated other comprehensive income.
[3]	The results for the six months ended 30 September 2023 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations. See note 5 ‘Discontinued operations and assets held for sale’ for more information.
[4]	On 1 April 2024, the Group adopted amendments to IAS 1 ‘Presentation of Financial Statements’ which has impacted the classification of certain bonds between Current borrowings and Non-current borrowings. See note 1 ‘Basis of preparation’ for more information.